19. Share-based Compensation (Details - Compensation expense by line item) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 315	$ 821	$ 2,726
Total stock-based compensation expense after income taxes	315	821	2,726
General And Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	296	768	2,579
Selling And Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 19	$ 53	$ 147